UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 28, 2013

Semi-Annual Repor t

Western Asset

Government Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Government Reserves

Fund objective

Effective September 1, 2012, the Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Fund name change

Prior to September 1, 2012, the Fund was known as Western Asset Government Money Market Fund.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Government Reserves for the six-month reporting period ended February 28, 2013. Please read on for performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 28, 2013

Western Asset Government Reserves	III

Investment commentary

Economic review

While the U.S. economy continued to grow over the six months ended February 28, 2013 (the “reporting period”), it did so at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.3% in the second quarter of 2012. Economic growth accelerated to 3.1% in the third quarter, partially due to increased private inventory investment, higher federal government spending and moderating imports. However, this was a temporary uptick, as the Commerce Department reported that fourth quarter GDP growth was a weak 0.4%. Decelerating growth was largely driven by a reversal of the above factors, as private inventory investment and federal government spending weakened.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 8.1%. After falling to 7.8% in September 2012 the unemployment rate fluctuated between 7.8% and 7.9% over the next four months. While unemployment fell to 7.7% in February 2013, the lowest rate since December 2008, it was still high by historical standards. The number of longer-term unemployed continued to be a headwind for the economy, as roughly 40% of the 12 million people without a job have been out of work for more than six months.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales rose 0.8% on a seasonally adjusted basis in February 2013 versus the previous month and they were 10.2% higher than in February 2012. In addition, the NAR reported that the median existing-home price for all housing types was $173,600 in February 2013, up 11.6% from February 2012. This marked the twelfth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose in February to a 4.7 month supply at the current sales pace, it was 19.2% lower than in February 2012.

The manufacturing sector appeared to overcome a soft patch that occurred in the summer of 2012, only to experience another setback in November 2012. However, it then improved later in the period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, after expanding 34 consecutive months, the PMI fell to 49.7 in June 2012, prior to the beginning of the reporting period. This represented the first contraction in the manufacturing sector since July 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Manufacturing continued to contract in July and August before ticking up to 51.5 in September and 51.7 in October. The PMI fell back to contraction territory with a reading of 49.5 in November, its lowest level since July 2009. However, manufacturing again expanded over the next three months, with the PMI increasing to 54.2 in February 2013, its best reading since June 2011.

IV	Western Asset Government Reserves

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its June 2012 meeting, prior to the beginning of the reporting period, the Fed announced that it would continue its program of purchasing longer-term Treasury securities and selling an equal amount of shorter-term Treasury securities (often referred to as “Operation Twist”) until the end of 2012. In September, the Fed announced a third round of quantitative easing (“QE3”), which involves purchasing $40 billion each month of agency mortgage-backed securities (“MBS”) on an open-end basis. In addition, the Fed further extended the duration that it expects to keep the federal funds rate on hold, until at least mid-2015. At its meeting in December, the Fed announced that it would continue purchasing $40 billion per month of agency MBS, as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” As expected, at its meeting in March 2013, after the reporting period ended, the Fed said it would continue its asset purchase program. It also stated that “When the Committee decides to begin to remove policy accommodation, it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%.”

Q. Did Treasury yields trend higher or lower during the six months ended February 28, 2013?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.22%, its low over the six months ended February 28, 2013. It rose as high as 0.32% on October 22 and ended the period at 0.25%. The yield on the ten-year Treasury began the period at 1.57%, its low over the six-month reporting period. Ten-year Treasuries peaked at 2.05% on February 13 and ended the period at 1.89%.

Q. What factors impacted money market yields during the reporting period?

A. With the Fed keeping the federal funds rate at a historically low range between zero and 0.25%, the yields available from money market securities continued to be very low during the six months ended February 28, 2013.

Western Asset Government Reserves	V

Performance review

As of February 28, 2013, the seven-day current yield for Class A shares of Western Asset Government Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Effective as of September 1, 2012, the Fund operates in a master/feeder structure. The Fund pursues its investment objective by investing substantially all of its investable assets in an underlying mutual fund, Government Portfolio, which has the same investment objective and strategies as the Fund.

Western Asset Government Reserves Yields as of February 28, 2013 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class A shares of the Western Asset Government Reserves would have been -0.60%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

March 28, 2013

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

VI	Western Asset Government Reserves

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Government Reserves 2013 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Government Portfolio

The Fund invests all of its investable assets in Government Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2013. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Prior to September 1, 2012, the Fund did not invest in Government Portfolio.

2	Western Asset Government Reserves 2013 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2012 and held for the six months ended February 28, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period[5]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period[5]
Class A	0.01%	$1,000.00	$1,000.10	0.18%	$0.89	Class A	5.00%	$1,000.00	$1,023.90	0.18%	$0.90

[1]	For the six months ended February 28, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[4]	In order to maintain a minimum yield, additional waivers were implemented.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Government Reserves 2013 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 28, 2013

Assets:
Investment in Government Portfolio, at value	$934,812,185
Receivable for Fund shares sold	1,112,678
Receivable from investment manager	194,905
Prepaid expenses	48,221
Total Assets	936,167,989

Liabilities:
Payable for Fund shares repurchased	549,776
Service and/or distribution fees payable	73,474
Trustees’ fees payable	21,893
Distributions payable	17,980
Total Liabilities	663,123
Total Net Assets	$935,504,866

Net Assets:
Par value (Note 5)	$9,355
Paid-in capital in excess of par value	935,494,039
Undistributed net investment income	4,851
Accumulated net realized loss on investments	(3,379)
Total Net Assets	$935,504,866

Shares Outstanding:
Class A	935,495,727

Net Asset Value:
Class A	$1.00

See Notes to Financial Statements.

4	Western Asset Government Reserves 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2013

Investment Income:
Income from Government Portfolio	$943,878
Allocated expenses from Government Portfolio	(551,593)
Allocated waiver from Government Portfolio	54,761
Total Investment Income	447,046

Expenses:
Investment management fee (Note 2)	1,742,688
Service and/or distribution fees (Notes 2 and 3)	498,299
Transfer agent fees (Note 3)	226,210
Legal fees	55,379
Shareholder reports	32,867
Registration fees	29,951
Insurance	11,917
Trustees’ fees	8,704
Audit and tax	8,075
Fund accounting fees	2,848
Miscellaneous expenses	5,014
Total Expenses	2,621,952
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(2,224,752)
Net Expenses	397,200
Net Investment Income	49,846
Net Realized Loss on Investments from Government Portfolio	(3,340)
Increase in Net Assets from Operations	$46,506

See Notes to Financial Statements.

Western Asset Government Reserves 2013 Semi-Annual Report	5

Statements of changes in net assets1

For the Six Months Ended February 28, 2013 (unaudited) and the Year Ended August 31, 2012	2013	2012

Operations:
Net investment income	$49,846	$126,587
Net realized gain (loss)	(3,340)	1,543
Increase in Net Assets From Operations	46,506	128,130

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(49,846)	(126,587)
Net realized gains	(1,239)	(37,751)
Decrease in Net Assets From Distributions to Shareholders	(51,085)	(164,338)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	259,352,130	852,635,553
Reinvestment of distributions	40,656	137,172
Cost of shares repurchased	(379,035,821)	(1,194,427,181)
Decrease in Net Assets From Fund Share Transactions	(119,643,035)	(341,654,456)
Decrease in Net Assets	(119,647,614)	(341,690,664)

Net Assets:
Beginning of period	1,055,152,480	1,396,843,144
End of period*	$935,504,866	$1,055,152,480
* Includes undistributed net investment income of:	$4,851	$4,851

[1]

On September 1, 2012, Western Asset Government Reserves became a feeder fund for Government Portfolio. The Statement of Operations includes Western Asset Government Reserve’s information as a stand-alone and feeder fund for the respective periods (see Note 1).

See Notes to Financial Statements.

6	Western Asset Government Reserves 2013 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A1,2	2013[3,4]		2012		2011		2010		2009[5]		2008[6]

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[7]	0.000	[7]	0.000	[7]	0.000	[7]	0.002		0.022
Net realized gain (loss)[7]	(0.000)		0.000		0.000		(0.000)		(0.000)		0.000
Proceeds from settlement of a regulatory matter	—		—		—		0.001		—		—
Total income from operations	0.000	[7]	0.000	[7]	0.000	[7]	0.001		0.002		0.022

Less distributions from:
Net investment income	(0.000)	[7]	(0.000)	[7]	(0.000)	[7]	(0.001)		(0.002)		(0.022)
Net realized gains	(0.000)	[7]	(0.000)	[7]	(0.000)	[7]	—		—		(0.000)	[7]
Total distributions	(0.000)	[7]	(0.000)	[7]	(0.000)	[7]	(0.001)		(0.002)		(0.022)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return[8]	0.01%		0.01%		0.02%		0.05%[9]		0.24%		2.24%

Net assets, end of period (billions)	$1		$1		$1		$5		$7		$8

Ratios to average net assets:
Gross expenses	0.64%[10]		0.60%		0.56%		0.55%[11]		0.56%[10,11]		0.53%[11]
Net expenses[12,13]	0.18	[10,14,15]	0.14	[14,15]	0.19	[14,15]	0.30	[11,14,15]	0.55	[10,11,14,15]	0.53	[11]
Net investment income	0.01	[10]	0.01		0.01		0.01		0.37	[10]	2.16

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended February 28, 2013 (unaudited).

[4]

On September 1, 2012, Western Asset Government Reserves became a feeder fund for Government Portfolio. Expense ratios disclosed for periods prior to February 28, 2013 are for Western Asset Government Reserves as a stand-alone fund.

[5]	For the period ended January 1, 2009 through August 31, 2009.

[6]	For the year ended December 31.

[7]	Amount represents less than $0.0005 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been the same. Class A received $2,744,423 related to this distribution.

[10]	Annualized

[11]

Included in the expense ratios is the Treasury Guaranty Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.30%, respectively, for the year ended August 31, 2010, 0.52% and 0.51%, respectively, for the period ended August 31, 2009 and would both have been 0.52% for the year ended December 31, 2008.

[12]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to May 31, 2010, the expense limitation was 0.70%.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%

[14]	Reflects fee waivers and/or expense reimbursements.

[15]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset Government Reserves 2013 Semi-Annual Report	7

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective September 1, 2012, the Fund became a feeder fund of Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund. The Fund invests all of its investable assets in the Portfolio.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (7.1% at February 28, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Credit and market risk. Prior to the Fund’s investment in the Portfolio, investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and

8	Western Asset Government Reserves 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Prior to the Fund’s investment in the Portfolio, security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. Prior to the Fund’s investment in the Portfolio, the Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”)

Western Asset Government Reserves 2013 Semi-Annual Report	9

is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund and the Portfolio pay an investment management fee, calculated daily and paid monthly, at an annual rate of each of the Fund’s and the Portfolio’s average daily net assets, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Portfolio	Fund	Total
First $1 billion	0.100%	0.350%	0.450%
Next $1 billion	0.100	0.325	0.425
Next $3 billion	0.100	0.300	0.400
Next $5 billion	0.100	0.275	0.375
Over $10 billion	0.100	0.250	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the six months ended February 28, 2013, fees waived and/or expenses reimbursed amounted to $2,224,752.

The investment manager is permitted to recapture amounts waived or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general

10	Western Asset Government Reserves 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of February 28, 2013, the Fund had accrued $15,225 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$498,299	$225,043
Class I1	—	1,167
Total	$498,299	$226,210

[1]	Class I shares were redeemed on December 10, 2012.

For the six months ended February 28, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,223,118
Class I1	1,634
Total	$2,224,752

[1]	Class I shares were redeemed on December 10, 2012.

4. Distributions to shareholders by class

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Net Investment Income:
Class A	$49,829	$126,467
Class I1	17	120
Total	$49,846	$126,587

Net Realized Gains:
Class A	$1,239	$37,724
Class I1	—	27
Total	$1,239	$37,751

[1]	Class I shares were redeemed on December 10, 2012.

5. Shares of beneficial interest

At February 28, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to

Western Asset Government Reserves 2013 Semi-Annual Report	11

issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2013	Year Ended August 31, 2012

Class A
Shares sold	259,285,318	852,069,678
Shares issued on reinvestment	40,648	137,026
Shares repurchased	(378,103,307)	(1,193,527,464)
Net decrease	(118,777,341)	(341,320,760)

Class I1
Shares sold	66,812	553,357
Shares issued on reinvestment	8	146
Shares repurchased	(932,514)	(899,717)
Net decrease	(865,694)	(346,214)

[1]	Class I shares were redeemed on December 10, 2012.

6. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of

12	Western Asset Government Reserves 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Western Asset Government Reserves	13

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 5-6, 2012, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Government Reserves (formerly, Western Asset Government Money Market Fund), a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that, beginning on September 1, 2012, the Fund converted to a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Government Portfolio, a series of Master Portfolio Trust (the “Master Fund”). The Board also considered that, as a result, the Fund now invests substantially all of its assets in the Master Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as

14	Western Asset Government Reserves

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

Western Asset Government Reserves	15

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as retail U.S. government money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2012 was at the median and its performance for the 3-, 5- and 10-year periods ended June 30, 2012 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as U.S. government money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the

16	Western Asset Government Reserves

Board approval of management and subadvisory agreements (unaudited) (cont’d)

median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2014.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant during the past year. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

Western Asset Government Reserves	17

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

18	Government Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited)

February 28, 2013

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 101.8%
U.S. Government Agencies — 53.4%
Federal Farm Credit Bank (FFCB)	0.172%	4/17/13	$500,000	$499,994	(a)
Federal Farm Credit Bank (FFCB)	0.190%	8/27/13	50,000,000	49,997,507	(a)
Federal Farm Credit Bank (FFCB)	0.172%	9/16/13	1,130,000	1,129,878	(a)
Federal Farm Credit Bank (FFCB)	0.220%	11/4/13	6,500,000	6,499,532	(a)
Federal Farm Credit Bank (FFCB)	0.230%	11/18/13	25,600,000	25,601,860	(a)
Federal Farm Credit Bank (FFCB)	0.190%	12/13/13	37,715,000	37,720,232
Federal Farm Credit Bank (FFCB)	1.300%	12/23/13	50,800,000	51,263,447
Federal Farm Credit Bank (FFCB)	0.215%	1/24/14	50,000,000	49,997,636	(a)
Federal Farm Credit Bank (FFCB)	0.290%	6/4/14	100,000,000	99,987,208	(a)
Federal Farm Credit Bank (FFCB)	0.280%	7/9/14	200,000,000	200,034,375	(a)
Federal Farm Credit Bank (FFCB)	0.337%	10/29/14	284,250,000	284,357,607	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	3/4/13	25,000,000	24,999,604	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.050%	3/6/13	25,000,000	24,999,826	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.060%	3/7/13	50,000,000	49,999,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.050%	3/8/13	50,000,000	49,999,514	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	3/20/13	50,000,000	49,997,097	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.160%	3/25/13	10,000,000	9,998,933	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	4/2/13	25,000,000	24,996,222	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.150 - 0.190%	4/11/13	110,000,000	109,980,069	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	4/12/13	25,000,000	24,994,458	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	5/16/13	50,000,000	49,979,944	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	7/15/13	100,000,000	99,928,222	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	8/14/13	5,000,000	4,995,389	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	8/29/13	15,000,000	14,985,671	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	10/11/13	100,000,000	99,881,778	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	12/12/13	50,000,000	49,932,472	(b)
Federal Farm Credit Bank (FFCB), Notes	0.515%	3/25/13	50,000,000	50,012,394	(a)
Federal Farm Credit Bank (FFCB), Notes	0.250%	3/28/13	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.270%	5/15/13	50,000,000	49,996,894	(a)
Federal Farm Credit Bank (FFCB), Notes	0.151%	7/26/13	100,000,000	100,009,292	(a)
Federal Farm Credit Bank (FFCB), Notes	0.300%	7/29/13	58,000,000	57,993,977	(a)
Federal Farm Credit Bank (FFCB), Notes	0.290%	8/12/13	100,000,000	99,995,450	(a)
Federal Farm Credit Bank (FFCB), Notes	0.300%	8/19/13	90,000,000	89,999,747	(a)
Federal Farm Credit Bank (FFCB), Notes	0.350%	8/26/13	50,000,000	49,997,537	(a)
Federal Farm Credit Bank (FFCB), Notes	0.350%	9/20/13	50,000,000	49,994,390	(a)
Federal Farm Credit Bank (FFCB), Notes	0.250%	9/23/13	144,750,000	144,737,566	(a)
Federal Home Loan Bank (FHLB)	0.170%	6/13/13	203,000,000	202,999,730	(a)

See Notes to Financial Statements.

Government Portfolio 2013 Semi-Annual Report	19

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB)	0.190%	6/18/13	$10,000,000	$10,000,574	(a)
Federal Home Loan Bank (FHLB)	0.170%	7/12/13	29,550,000	29,551,093	(a)
Federal Home Loan Bank (FHLB)	0.180%	7/12/13	186,400,000	186,393,082	(a)
Federal Home Loan Bank (FHLB)	0.190%	8/20/13	100,000,000	99,997,719	(a)
Federal Home Loan Bank (FHLB)	0.190%	8/22/13	95,000,000	95,011,540	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.110 - 0.115%	3/15/13	335,000,000	334,985,407	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.155%	4/3/13	132,500,000	132,481,174	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.110%	4/8/13	50,000,000	49,994,194	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.165%	5/17/13	136,000,000	135,952,003	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.135%	5/29/13	50,000,000	49,983,313	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.138%	6/19/13	194,200,000	194,118,112	(b)
Federal Home Loan Bank (FHLB), Notes	0.121%	1/27/14	50,000,000	49,981,132	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	0.110%	3/22/13	150,000,000	149,990,375	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120 - 0.155%	3/4/13	297,300,000	297,296,589	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	4/2/13	75,000,000	74,990,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	4/15/13	75,000,000	74,985,469	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070%	4/16/13	60,000,000	59,994,633	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	4/22/13	21,213,000	21,208,097	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.167%	4/29/13	150,000,000	149,958,946	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.165%	5/6/13	47,620,000	47,605,595	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	5/13/13	100,000,000	99,967,556	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.125%	8/12/13	125,000,000	124,928,820	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	8/26/13	50,000,000	49,962,917	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	9/16/13	50,000,000	49,958,542	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.380%	9/3/13	88,500,000	88,497,711	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.350%	9/12/13	99,500,000	99,486,619	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.060%	3/7/13	250,000,000	249,997,500	(b)

See Notes to Financial Statements.

20	Government Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	3/14/13	$30,000,000	$29,998,917	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.070 - 0.160%	4/10/13	134,333,000	134,319,119	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	4/24/13	50,000,000	49,988,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.168%	5/1/13	50,000,000	49,985,767	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150 - 0.165%	5/8/13	200,000,000	199,941,917	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160 - 0.170%	5/15/13	181,100,000	181,036,713	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.080%	5/20/13	100,000,000	99,982,222	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	5/22/13	121,610,000	121,565,680	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.140 - 0.144%	6/26/13	162,914,000	162,838,574	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	7/23/13	100,000,000	99,956,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	9/3/13	100,000,000	99,922,500	(b)
Federal National Mortgage Association (FNMA), Notes	0.380%	8/9/13	234,600,000	234,670,277	(a)
Federal National Mortgage Association (FNMA), Notes	0.360%	6/23/14	30,525,000	30,557,414	(a)
Total U.S. Government Agencies				6,994,536,764
U.S. Treasury Bills — 15.4%
U.S. Treasury Bills	0.200%	3/7/13	100,000,000	99,996,667	(b)
U.S. Treasury Bills	0.090%	3/14/13	450,000,000	449,985,375	(b)
U.S. Treasury Bills	0.100 - 0.115%	3/21/13	675,000,000	674,959,806	(b)
U.S. Treasury Bills	0.061 - 0.111%	3/28/13	455,936,000	455,905,937	(b)
U.S. Treasury Bills	0.130%	4/25/13	150,000,000	149,970,208	(b)
U.S. Treasury Bills	0.100%	7/25/13	88,000,000	87,964,311	(b)
U.S. Treasury Bills	0.120%	8/15/13	100,000,000	99,944,333	(b)
Total U.S. Treasury Bills				2,018,726,637
U.S. Treasury Notes — 16.7%
U.S. Treasury Notes	1.375%	3/15/13	250,000,000	250,120,219
U.S. Treasury Notes	1.750%	4/15/13	370,248,000	370,958,723
U.S. Treasury Notes	3.125%	4/30/13	100,000,000	100,480,919
U.S. Treasury Notes	1.375%	5/15/13	113,000,000	113,269,461

See Notes to Financial Statements.

Government Portfolio 2013 Semi-Annual Report	21

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes	0.500%	5/31/13	$177,000,000	$177,137,375
U.S. Treasury Notes	0.375%	6/30/13	125,000,000	125,050,049
U.S. Treasury Notes	1.000%	7/15/13	100,000,000	100,304,845
U.S. Treasury Notes	0.500%	10/15/13	100,000,000	100,179,149
U.S. Treasury Notes	0.250%	10/31/13	300,000,000	300,202,486
U.S. Treasury Notes	2.750%	10/31/13	175,000,000	178,023,876
U.S. Treasury Notes	0.750%	12/15/13	171,000,000	171,791,344
U.S. Treasury Notes	1.500%	12/31/13	100,000,000	101,107,351
U.S. Treasury Notes	1.875%	2/28/14	100,000,000	101,686,409
Total U.S. Treasury Notes				2,190,312,206
Repurchase Agreements — 16.3%
Bank of America N.A., tri-party repurchase agreement dated 2/28/13; Proceeds at maturity —$500,001,806; (Fully collateralized by U.S. government obligations, 2.000% to 2.125% due 1/15/26 to 2/15/41; Market value — $510,000,016)	0.130%	3/1/13	500,000,000	500,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/28/13; Proceeds at maturity —$800,004,000; (Fully collateralized by various U.S. government obligations, 0.250% to 10.630% due 10/31/13 to 8/15/15; Market value — $816,000,121)	0.180%	3/1/13	800,000,000	800,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/28/13; Proceeds at maturity —$122,515,647; (Fully collateralized by various U.S. government agency obligations, 0.000% to 1.125% due 8/9/13 to 4/27/17; Market value — $124,965,625)	0.190%	3/1/13	122,515,000	122,515,000
Interest in $450,000,000 joint tri-party repurchase agreement dated 2/28/13 with RBS Securities Inc.; Proceeds at maturity — $420,002,100; (Fully collateralized by various U.S. government agency obligations, 0.000% due 5/1/13 to 5/29/13; Market value — $428,402,188)	0.180%	3/1/13	420,000,000	420,000,000
Interest in $700,000,000 joint tri-party repurchase agreement dated 2/28/13 with RBS Securities Inc.; Proceeds at maturity — $250,001,042; (Fully collateralized by various U.S. government obligations, 0.125% to 2.250% due 12/31/14 to 7/31/18; Market value — $255,000,019)	0.150%	3/1/13	250,000,000	250,000,000

See Notes to Financial Statements.

22	Government Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2013

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Morgan Stanley tri-party repurchase agreement dated 2/28/13; Proceeds at maturity — $50,000,194; (Fully collateralized by U.S. government obligations, 0.375% due 2/15/16; Market value — $51,000,094)	0.140%	3/1/13	$50,000,000	$50,000,000
Total Repurchase Agreements				2,142,515,000
Total Investments — 101.8% (Cost — $13,346,090,607#)				13,346,090,607
Liabilities in Excess of Other Assets — (1.8)%				(241,308,287)
Total Net Assets — 100.0%				$13,104,782,320

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Government Portfolio 2013 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

February 28, 2013

Assets:
Investments, at value	$11,203,575,607
Repurchase agreements, at value	2,142,515,000
Cash	742
Interest receivable	9,849,959
Total Assets	13,355,941,308

Liabilities:
Payable for securities purchased	249,997,500
Investment management fee payable	951,598
Accrued expenses	209,890
Total Liabilities	251,158,988
Total Net Assets	$13,104,782,320

Represented by:
Paid-in Capital	$13,104,782,320

See Notes to Financial Statements.

24	Government Portfolio 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2013

Investment Income:
Interest	$11,656,477

Expenses:
Investment management fee (Note 2)	6,188,551
Fund accounting fees	333,946
Legal fees	163,733
Trustees’ fees	89,305
Custody fees	26,211
Audit and tax	17,893
Miscellaneous expenses	40,029
Total Expenses	6,859,668
Less: Fee waivers and/or expense reimbursements (Note 2)	(680,493)
Net Expenses	6,179,175
Net Investment Income	5,477,302
Net Gain on Investments	46,531
Increase in Net Assets from Operations	$5,523,833

See Notes to Financial Statements.

Government Portfolio 2013 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended February 28, 2013 (unaudited), Period Ended August 31, 2012 and the Year Ended May 31, 2012	2013	2012†	2012

Operations:
Net investment income	$5,477,302	$2,500,655	$6,728,410
Net realized gain	46,531	114,748	4,492
Increase in Net Assets From Operations	5,523,833	2,615,403	6,732,902

Capital Transactions:
Proceeds from contributions	25,155,925,011	11,443,614,523	62,755,748,714
Value of withdrawals	(22,469,532,128)	(12,985,856,761)	(62,629,130,307)
Increase (Decrease) in Net Assets From Capital Transactions	2,686,392,883	(1,542,242,238)	126,618,407
Increase (Decrease) in Net Assets	2,691,916,716	(1,539,626,835)	133,351,309

Net Assets:
Beginning of period	10,412,865,604	11,952,492,439	11,819,141,130
End of period	$13,104,782,320	$10,412,865,604	$11,952,492,439

†	For the period June 1, 2012 to August 31, 2012.

See Notes to Financial Statements.

26	Government Portfolio 2013 Semi-Annual Report

Financial highlights

For the year ended August 31, unless otherwise noted:
	2013[1]		2012[2]		2012[3]	2011[3]	2010[3]	2009[4]

Net assets, end of period (millions)	$13,105		$10,413		$11,952	$11,819	$10,976	$12,389
Total return[5]	0.05%		0.02%		0.05%	0.13%	0.23%	0.26%

Ratios to average net assets:
Gross expenses	0.11%[6]		0.11%[6]		0.11%	0.11%	0.10%	0.11%[6]
Net expenses[7,8,9]	0.10	[6]	0.10	[6]	0.10	0.10	0.10	0.10	[6]
Net investment income	0.09	[6]	0.09	[6]	0.05	0.13	0.22	0.65	[6]

[1]	For the six months ended February 28, 2013 (unaudited).

[2]	For the period June 1, 2012 through August 31, 2012.

[3]	For the year ended May 31.

[4]	For the period March 2, 2009 (inception date) to May 31, 2009.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses, and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Government Portfolio 2013 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

28	Government Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$13,346,090,607	—	$13,346,090,607

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

Government Portfolio 2013 Semi-Annual Report	29

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2013, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2013, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 28, 2013, fees waived and/or expenses reimbursed amounted to $680,493.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

30	Government Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2013, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

Government Portfolio	31

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 5-6, 2012, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Government Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Government Reserves (formerly, Western Asset Government Money Market Fund), a series of Legg Mason Partners Money Market Trust, which converted to a Feeder Fund of the Fund on September 1, 2012. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors dis-

32	Government Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

cussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Funds. The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except

Government Portfolio	33

for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing the performance of Western Asset Institutional Government Reserves to that of its Performance Universe, consisting of all funds classified as institutional U.S. government money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2012 was above the median. The Board noted that the performance of the Feeder Fund was satisfactory.

The information comparing the performance of Western Asset Government Reserves to that of its Performance Universe, consisting of all funds classified as retail U.S. government money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-year period ended June 30, 2012 was at the median and its performance for the 3-, 5- and 10-year periods ended June 30, 2012 was above the median. The Board noted that the performance of the Feeder Fund was satisfactory.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by each Feeder Fund to the Manager (the “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the

34	Government Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its Lipper expense group, consisting of a group of funds (including the Feeder Fund) classified as either institutional U.S. government money market funds or retail no-load funds classified as U.S. government money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset Institutional Government Reserves, the Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2014.

•

For Western Asset Government Reserves, the Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2014.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant during the past

Government Portfolio	35

year. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in Western Asset Institutional Government Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board also considered that the Feeder Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the other funds with the same Lipper investment classification/objective at all asset levels and that the Contractual Management Fee was below the median of the expense group.

The Board also noted that the Manager had instituted breakpoints in the Western Asset Government Reserves’ Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders. In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

Government Reserves

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Government Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Government Reserves Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Government Reserves. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX010073 4/13 SR13-1904

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Legg Mason Partners Money Market Trust

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Legg Mason Partners Money Market Trust

Date:	April 25, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Money Market Trust

Date:	April 25, 2013